Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Coverage
Schedule of insurance coverage

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Operating risks	21,808
Business interruption	Loss of profits	4,870
Cars and Others (*)	Damages	286

The Company also has specific insurance policies for general civil liability of R$150 and civil responsibility of R$134, coverage against fraud and risk (Criminal) in the amount of R$13 and damage protection and Cybersecurity responsibility (Cyber) of R$14, which totaled a coverage of R$311.

(*)	The value reported above does not include coverage of the hulls, which are insured by the value of 100% of the Foundation Institute of Economic Research – FIPE table.